Contract Assets, Net - Schedule of provision for contract assets and allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at the beginning of the year	¥ 58,790	$ 8,054	¥ 35,770	¥ 14,478
Provision for credit losses	3,066	420	23,020	21,292
Balance at the end of the year	¥ 61,856	$ 8,474	¥ 58,790	¥ 35,770